TAXES ON INCOME (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2011
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate Reconciliation, Deductions, Dividends		25.00%
Effective Income Tax Rate, Continuing Operations				25.00%
Effective Income Tax Rate On Dividends Distributed To Individuals And Foreign Residents		15.00%
Israeli Resident Corporations [Member]
Income Tax Expenses Benefit [Line Items]
Withholding Tax Rate		0.00%
Israeli Resident Individuals [Member]
Income Tax Expenses Benefit [Line Items]
Withholding Tax Rate		15.00%
Non Israeli Residents [Member]
Income Tax Expenses Benefit [Line Items]
Withholding Tax Rate		15.00%
Subsidiaries [Member]
Income Tax Expenses Benefit [Line Items]
Tax Credit Carryforward, Amount		$ 4,600
MIND Software Limited [Member]
Income Tax Expenses Benefit [Line Items]
Proceeds from Sale of Productive Assets	$ 3,880
January 1, 2014 [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate On Dividends Distributed To Individuals And Foreign Residents		20.00%
January 1, 2014 and thereafter [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations		26.50%	26.50%
January 1, 2016 [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations		25.00%
January 5, 2016 [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations		26.50%	25.00%
Legislation Amendment 2011 [Member] | Year 2012 and There After [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations		25.00%
Development Region [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations		9.00%
Other Areas Within Israel [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations		16.00%
In Israel [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations		22.00%